LOANS PAYABLE - STOCKHOLDER	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Notes to Financial Statements
LOANS PAYABLE - STOCKHOLDER

Note 3. LOANS PAYABLE – STOCKHOLDERS

In April 2016, a stockholder and officer lent the Company $10,000. The loan bears interest at 18% per annum. The maturity date of the note is July 1, 2016. As of August 31, 2016 the Company has not repaid the loan. Accrued and unpaid interest totaled $661 at August 31, 2016 and is reported as accounts payable and accrued expenses.

Note 3. LOANS PAYABLE – STOCKHOLDERS

In February 2014, a stockholder lent the Company $10,000. The loan bore interest at 5% per annum and matured on February 28, 2015. The loan balance on May 31, 2015 was $10,000. In September 2015, the stockholder agreed to accept 43,266 shares of the Company's Series A Common Stock at $0.25 per share in lieu of cash as repayment of the principal and accrued and unpaid interest of $817 on the loan.

In February 2015, a stockholder and officer lent the Company $20,000. The loan bore interest at 36% per annum. Under the terms of the agreement, the note matured on May 20, 2015. In April 2015, the Company repaid $10,000 of the loan balance. The remaining loan balance of $10,000, together with accrued interest of $1,284, was paid by the Company in September 2015. Accrued and unpaid interest totaled $384 at May 31, 2015.

In April 2016, a stockholder and officer lent the Company $10,000. The loan bears interest at 18% per annum. The maturity date of the note is July 1, 2016. As of August 31, 2016 the Company has not repaid the loan. Accrued and unpaid interest totaled $207 at May 31, 2016.